Investment Objectives and Goals - Global X Funds	Apr. 01, 2026
Global X MLP ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MLP ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MLP ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index ("Underlying Index").

Global X MLP & Energy Infrastructure ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X MLP & Energy Infrastructure ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X MLP & Energy Infrastructure ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index ("Underlying Index").

Global X Alternative Income ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Alternative Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Alternative Income ETF ("Fund") seeks to track, before fees and expenses, the price and yield performance of the Indxx SuperDividend® Alternatives Index ("Underlying Index").
Global X Conscious Companies ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Conscious Companies ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Conscious Companies ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index ("Underlying Index").

Global X U.S. Preferred ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. Preferred ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X U.S. Preferred ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofA Diversified Core U.S. Preferred Securities Index ("Underlying Index").

Global X S&P 500® Quality Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Quality Dividend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X S&P 500® Quality Dividend ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Quality High Dividend Index (the "Underlying Index").

Global X Adaptive U.S. Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Adaptive U.S. Factor ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Adaptive U.S. Factor ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies® U.S. Factor Index ("Underlying Index").

Global X Variable Rate Preferred ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Variable Rate Preferred ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Variable Rate Preferred ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE U.S. Variable Rate Preferred Securities Index ("Underlying Index").

Global X Adaptive U.S. Risk Management ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Adaptive U.S. Risk Management ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Adaptive U.S. Risk Management ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Risk Management Index ("Underlying Index").

Global X 1-3 Month T-Bill ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X 1-3 Month T-Bill ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X 1-3 Month T-Bill ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive 1-3 month US T-Bill Index ("Underlying Index").

Global X U.S. Cash Flow Kings 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. Cash Flow Kings™ 100 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X U.S. Cash Flow Kings™ 100 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Cash Flow Kings 100 Index ("Underlying Index").

Global X Short-Term Treasury Ladder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Short-Term Treasury Ladder ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Short-Term Treasury Ladder ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 1-3 Years Laddered Bond Index ("Underlying Index").

Global X Intermediate-Term Treasury Ladder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Intermediate-Term Treasury Ladder ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Intermediate-Term Treasury Ladder ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 3-10 Years Laddered Bond Index ("Underlying Index").

Global X Long-Term Treasury Ladder ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Long-Term Treasury Ladder ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Long-Term Treasury Ladder ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE US Treasury 10-30 Years Laddered Bond Index (“Underlying Index”).

Global X PureCap MSCI Communication Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Communication Services ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Communication Services ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Communication Services Index ("Underlying Index").

Global X PureCap MSCI Consumer Discretionary ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Consumer Discretionary ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCap℠ MSCI Consumer Discretionary ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Consumer Discretionary Index (the "Underlying Index").

Global X PureCap MSCI Information Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Information Technology ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Information Technology ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Information Technology Index ("Underlying Index").

Global X PureCap MSCI Consumer Staples ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCapSM MSCI Consumer Staples ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Consumer Staples ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Consumer Staples Index ("Underlying Index").

Global X PureCap MSCI Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Energy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCapSM MSCI Energy ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Energy Index ("Underlying Index").

Global X U.S. 500 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. 500 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X U.S. 500 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive GBS United States 500 Index (the "Underlying Index").

Global X U.S. Natural Gas ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. Natural Gas ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X U.S. Natural Gas ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Natural Gas Index (the "Underlying Index").

Global X Zero Coupon Bond 2030 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2030 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2030 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2030 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2031 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2031 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2031 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2031 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2032 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2032 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2032 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2032 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2033 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2033 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2033 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2033 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2034 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2034 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2034 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2034 Maturity Index (the "Underlying Index").

Global X Zero Coupon Bond 2035 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Zero Coupon Bond 2035 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Zero Coupon Bond 2035 ETF (the "Fund") seeks to provide investment results that correspond generally to the investment results, before fees and expenses, of the FTSE Zero Coupon U.S. Treasury STRIPS 2035 Maturity Index (the "Underlying Index").

Global X Millennial Consumer ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Millennial Consumer ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Millennial Consumer ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index ("Underlying Index").

Global X Aging Population ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Aging Population ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Aging Population ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Aging Population Thematic Index ("Underlying Index").

Global X FinTech ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X FinTech ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X FinTech ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Fintech Thematic Index ("Underlying Index").

Global X Internet of Things ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Internet of Things ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Internet of Things ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index ("Underlying Index").

Global X Robotics & Artificial Intelligence ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Robotics & Artificial Intelligence ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Robotics & Artificial Intelligence ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index ("Underlying Index").

Global X U.S. Infrastructure Development ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. Infrastructure Development ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X U.S. Infrastructure Development ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index ("Underlying Index").

Global X Autonomous & Electric Vehicles ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Autonomous & Electric Vehicles ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Autonomous & Electric Vehicles ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index ("Underlying Index").

Global X Artificial Intelligence & Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Artificial Intelligence & Technology ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Artificial Intelligence & Technology ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index ("Underlying Index").

Global X Genomics & Biotechnology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Genomics & Biotechnology ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Genomics & Biotechnology ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index ("Underlying Index").

Global X Cloud Computing ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Cloud Computing ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Cloud Computing ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index ("Underlying Index").

Global X Cybersecurity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Cybersecurity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Cybersecurity ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index ("Underlying Index").

Global X Dorsey Wright Thematic ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Dorsey Wright Thematic ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Dorsey Wright Thematic ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq Dorsey Wright Thematic RotationTM Total Return Index (the "Underlying Index").

Global X Video Games & Esports ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Video Games & Esports ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Video Games & Esports ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index ("Underlying Index").

Global X HealthTech ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X HealthTech ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X HealthTech ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X HealthTech Index (the "Underlying Index").

Global X ClimateTech ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X ClimateTech ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X ClimateTech ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global ClimateTech Index ("Underlying Index").

Global X Data Center & Digital Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Data Center & Digital Infrastructure ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Data Center & Digital Infrastructure ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Data Center REITs & Digital Infrastructure Index ("Underlying Index").

Global X Clean Water ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Clean Water ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Clean Water ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Clean Water Industry Index ("Underlying Index").

Global X AgTech & Food Innovation ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X AgTech & Food Innovation ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X AgTech & Food Innovation ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive AgTech & Food Innovation Index ("Underlying Index").

Global X Blockchain ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Blockchain ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Blockchain ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Blockchain Index ("Underlying Index").

Global X Hydrogen ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	Global X Hydrogen ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Hydrogen ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Hydrogen Index ("Underlying Index").

Global X Defense Tech ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Defense Tech ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Defense Tech ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Defense Tech Index ("Underlying Index").

Global X Infrastructure Development ex-U.S. ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Infrastructure Development ex-U.S. ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Infrastructure Development ex-U.S. ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Infrastructure Development ex-U.S. Index ("Underlying Index").

Global X AI Semiconductor & Quantum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X AI Semiconductor & Quantum ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X AI Semiconductor & Quantum ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X AI Semiconductor & Quantum Index (the "Underlying Index").

Global X Emerging Markets Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Emerging Markets Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Emerging Markets Bond ETF (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.
Global X Emerging Markets ex-China ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Emerging Markets ex-China ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Global X Emerging Markets ex-China ETF (the “Fund”) is to achieve long-term capital growth.
Global X Emerging Markets Great Consumer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Emerging Markets Great Consumer ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Global X Emerging Markets Great Consumer ETF (the “Fund”) is to achieve long-term capital growth.
Global X Brazil Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Brazil Active ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Global X Brazil Active ETF (the “Fund”) is to achieve long-term capital growth.
Global X India Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X India Active ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Global X India Active ETF (the “Fund”) is to achieve long-term capital growth.
Global X Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Investment Grade Corporate Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Investment Grade Corporate Bond ETF (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.
Global X Interest Rate Volatility & Inflation Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Interest Rate Volatility & Inflation Hedge ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Interest Rate Volatility & Inflation Hedge ETF (the “Fund”) seeks to hedge relative interest rate movements arising from a steepening of the U.S. interest rate curve, and to benefit from periods of market stress when interest rate volatility increases, while also providing inflation-protected income.